INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2018	March 31, 2018
	$	$
Raw materials	28,662	237,443
Finished goods	306,944	-
	335,606	237,443

	March 31, 2018	March 31, 2017
	$	$
Raw Materials	237,443	119,985
Work in Progress	-	108,264
	237,443	228,249